Schedule of Investments (unaudited)
November 30, 2025
 ClearBridge Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.0%
Communication Services — 9.4%
Diversified Telecommunication Services — 0.0%††
GCI Liberty Inc., Class A Shares (Escrow)	370,293	$741 *(a)(b)
Entertainment — 8.0%
Liberty Media Corp.-Liberty Formula One, Class C Shares	687,595	65,995,368 *
Madison Square Garden Entertainment Corp.	839,243	41,517,351 *
Madison Square Garden Sports Corp.	438,757	100,049,759 *
ROBLOX Corp., Class A Shares	529,900	50,356,397 *
TKO Group Holdings Inc.	495,477	96,068,035
Total Entertainment		353,986,910
Interactive Media & Services — 1.4%
Pinterest Inc., Class A Shares	2,444,552	63,851,698 *

Total Communication Services		417,839,349
Consumer Discretionary — 12.8%
Hotels, Restaurants & Leisure — 6.5%
Airbnb Inc., Class A Shares	631,336	73,859,999 *
Cava Group Inc.	532,200	26,019,258 *
Chipotle Mexican Grill Inc.	615,500	21,247,060 *
Hilton Worldwide Holdings Inc.	416,700	118,772,001
Starbucks Corp.	563,900	49,121,329
Total Hotels, Restaurants & Leisure		289,019,647
Specialty Retail — 5.6%
TJX Cos. Inc.	1,152,200	175,042,224
Tractor Supply Co.	1,330,300	72,873,834
Total Specialty Retail		247,916,058
Textiles, Apparel & Luxury Goods — 0.7%
On Holding AG, Class A Shares	677,500	29,803,225 *

Total Consumer Discretionary		566,738,930
Consumer Staples — 0.7%
Personal Care Products — 0.7%
e.l.f. Beauty Inc.	392,300	29,881,491 *

Financials — 7.2%
Capital Markets — 7.2%
Ares Management Corp., Class A Shares	568,500	89,169,225
Cohen & Steers Inc.	614,802	38,886,227
MSCI Inc.	164,200	92,562,824
Robinhood Markets Inc., Class A Shares	771,500	99,130,035 *

Total Financials		319,748,311
Health Care — 12.5%
Biotechnology — 7.7%
Alnylam Pharmaceuticals Inc.	220,900	99,676,707 *
Natera Inc.	121,700	29,063,177 *
Vertex Pharmaceuticals Inc.	492,496	213,551,190 *
Total Biotechnology		342,291,074
Health Care Equipment & Supplies — 3.8%
IDEXX Laboratories Inc.	98,400	74,083,392 *
See Notes to Schedule of Investments.

ClearBridge Growth Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 ClearBridge Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Equipment & Supplies — continued
Insulet Corp.	283,200	$92,660,208 *
Total Health Care Equipment & Supplies		166,743,600
Health Care Technology — 1.0%
Doximity Inc., Class A Shares	907,690	46,691,574 *

Total Health Care		555,726,248
Industrials — 18.6%
Aerospace & Defense — 6.3%
Axon Enterprise Inc.	135,700	73,296,998 *
Howmet Aerospace Inc.	296,900	60,742,771
L3Harris Technologies Inc.	512,533	142,837,822
Total Aerospace & Defense		276,877,591
Building Products — 4.0%
Builders FirstSource Inc.	268,700	30,156,201 *
Johnson Controls International PLC	1,267,389	147,410,015
Total Building Products		177,566,216
Commercial Services & Supplies — 2.4%
Cintas Corp.	351,000	65,293,020
Clean Harbors Inc.	183,400	41,734,504 *
Total Commercial Services & Supplies		107,027,524
Electrical Equipment — 3.8%
Vertiv Holdings Co., Class A Shares	931,858	167,482,838
Ground Transportation — 0.8%
XPO Inc.	260,900	37,063,454 *
Trading Companies & Distributors — 1.3%
W.W. Grainger Inc.	59,300	56,253,759

Total Industrials		822,271,382
Information Technology — 32.0%
Electronic Equipment, Instruments & Components — 5.8%
TE Connectivity PLC	1,136,903	257,110,613
IT Services — 4.6%
Shopify Inc., Class A Shares	738,300	117,123,912 *
Snowflake Inc., Class A Shares	339,013	85,173,626 *
Total IT Services		202,297,538
Semiconductors & Semiconductor Equipment — 7.3%
Broadcom Inc.	803,493	323,775,539
Software — 14.3%
AppLovin Corp., Class A Shares	152,600	91,480,648 *
Autodesk Inc.	585,305	177,546,419 *
CrowdStrike Holdings Inc., Class A Shares	294,013	149,699,659 *
DocuSign Inc.	568,189	39,403,907 *
HubSpot Inc.	176,571	64,858,060 *
Palantir Technologies Inc., Class A Shares	244,300	41,152,335 *
ServiceNow Inc.	84,900	68,973,609 *
Total Software		633,114,637

Total Information Technology		1,416,298,327
See Notes to Schedule of Investments.

ClearBridge Growth Fund 2025 Quarterly Report

 ClearBridge Growth Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Materials — 2.6%
Chemicals — 0.6%
Sherwin-Williams Co.		71,700	$24,642,573
Metals & Mining — 2.0%
Freeport-McMoRan Inc.		2,065,002	88,753,786

Total Materials			113,396,359
Utilities — 2.2%
Independent Power and Renewable Electricity Producers — 2.2%
Vistra Corp.		553,600	99,016,896
Total Investments before Short-Term Investments (Cost — $2,221,444,339)			4,340,917,293
	Rate
Short-Term Investments — 2.0%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.762%	44,496,666	44,496,666 (c)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	3.817%	44,496,666	44,496,666 (c)(d)

Total Short-Term Investments (Cost — $88,993,332)			88,993,332
Total Investments — 100.0% (Cost — $2,310,437,671)			4,429,910,625
Other Assets in Excess of Liabilities — 0.0%††			586,567
Total Net Assets — 100.0%			$4,430,497,192

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Rate shown is one-day yield as of the end of the reporting period.
(d)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At November 30, 2025, the total market value of investments in Affiliated Companies was $44,496,666 and the cost was $44,496,666 (Note 2).

Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Growth Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Growth Fund 2025 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Common Stocks†:
Communication Services	$417,838,608	—	$741	$417,839,349
Other Common Stocks	3,923,077,944	—	—	3,923,077,944
Total Long-Term Investments	4,340,916,552	—	741	4,340,917,293
Short-Term Investments†	88,993,332	—	—	88,993,332
Total Investments	$4,429,909,884	—	$741	$4,429,910,625

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended November 30, 2025. The following transactions were effected in such company for the period ended November 30, 2025.

	Affiliate Value at August 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$2,737,150	$101,674,622	101,674,622	$59,915,106	59,915,106

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$107,698	—	$44,496,666

ClearBridge Growth Fund 2025 Quarterly Report